Advances to suppliers (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advances to suppliers
Minimum period of advances to suppliers to classify them as non-current assets	12 months
Outstanding prepayments, net of any allowance to individual suppliers
Disclosure threshold (as a percent)		10.00%	10.00%
Advances to suppliers | Supplier concentration risk
Outstanding prepayments, net of any allowance to individual suppliers
Disclosure threshold (as a percent)	10.00%	10.00%
Advances to suppliers | Supplier concentration risk | Supplier A (third party)
Outstanding prepayments, net of any allowance to individual suppliers
Outstanding prepayments	602,109	759,505
Advances to suppliers | Supplier concentration risk | Supplier B (third party)
Outstanding prepayments, net of any allowance to individual suppliers
Outstanding prepayments	47,938	224,608
Advances to suppliers | Supplier concentration risk | Supplier C (third party)
Outstanding prepayments, net of any allowance to individual suppliers
Outstanding prepayments	174,278	161,925